Commitments - Additional Information (Detail) R$ in Thousands	Apr. 09, 2021 BRL (R$) m³	Apr. 05, 2019 Item m³	Mar. 22, 2019 BRL (R$) Item m³	Dec. 31, 2021 BRL (R$) m³ T
Disclosure of commitments and contingencies [line items]
Obligations regarding minimum purchase limits | R$				R$ 0
Area port lease [member] | IPP [member]
Disclosure of commitments and contingencies [line items]
Number of Port concessions | Item			3
Term of concession			25 years
Investments | R$			R$ 160,000
Minimum lease period of port concession		15 years
Area port lease [member] | IPP [member] | Port of Miramar [member]
Disclosure of commitments and contingencies [line items]
Number of Port concessions | Item		2
Area port lease [member] | IPP [member] | Area BEL02A [member]
Disclosure of commitments and contingencies [line items]
Percentage of consortium owned		50.00%
Minimum port storage capacity		41,000
Area port lease [member] | IPP [member] | Area BEL04A [member]
Disclosure of commitments and contingencies [line items]
Minimum port storage capacity		23,000
Area port lease [member] | IPP [member] | Paraiba [member] | Port of Cabedelo [member]
Disclosure of commitments and contingencies [line items]
Minimum port storage capacity			64,000
Area port lease [member] | IPP [member] | Espirito Santo [member] | Port of Vitoria [member]
Disclosure of commitments and contingencies [line items]
Minimum port storage capacity			66,000
Area port lease [member] | IPP and Ultracargo [member]
Disclosure of commitments and contingencies [line items]
Port concessions description			These concessions were carried out by two consortiums of which IPP holds one third of the total participation.
Area port lease [member] | Ultracargo Logística S.A. | Area VDC12 [member]
Disclosure of commitments and contingencies [line items]
Minimum port storage capacity		59,000
Minimum lease period of port concession		25 years
Area port lease [member] | IPP and Ultracargo Logística S.A. [member]
Disclosure of commitments and contingencies [line items]
Number of Port concessions | Item		3
Aratu [member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton | T				8.37
Suape [member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton | T				2.67
Itaqui [Member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton				0.85
Liability insurance policies | R$				R$ 80,000
Itaqui [Member] | Area port lease [member] | Ultracargo Logística S.A. | Area IQI13 [member]
Disclosure of commitments and contingencies [line items]
Minimum port storage capacity	79,000
Estimated investments to port concessions | R$	R$ 310
Minimum lease period of port concession	20 years
Estimated investments, disbursement period	6 years
Third parties [member]
Disclosure of commitments and contingencies [line items]
Liability insurance policies | R$				R$ 250,000